Interest-bearing loans and borrowings - Schedule of future lease payments for leaseback agreement maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,452,661	$ 5,549,789
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	581,269	830,036
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,738,682	2,790,355
More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,132,710	1,929,398
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings	2,138,959	2,119,736
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	128,559	229,951
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	638,311	508,140
Sale and leaseback agreement - lease payments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,372,089	$ 1,381,645